Increasing or Decreasing Current Health Care Cost Trend (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014
Postretirement Benefits, U.S. Plans
Assumed Health Care Cost Trend Rates, Effect of One Percentage Point Change [Line Items]
1% Increase in trend rate, accumulated benefit obligation	$ 334	$ 239
1% Increase in trend rate, postretirement cost	10	11
1% Decrease in trend rate, accumulated benefit obligation	(290)	(209)
1% Decrease in trend rate, postretirement cost	(8)	(10)
Postretirement Benefits, Non-U.S. Plans
Assumed Health Care Cost Trend Rates, Effect of One Percentage Point Change [Line Items]
1% Increase in trend rate, accumulated benefit obligation	6,430	6,502
1% Increase in trend rate, postretirement cost	675	727
1% Decrease in trend rate, accumulated benefit obligation	(3,295)	(5,011)
1% Decrease in trend rate, postretirement cost	$ (499)	$ (534)